Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pvit-20171117_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated November 17, 2017 to the
Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 28, 2017, each as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the "Portfolio")

Effective January 16, 2018, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies between two and eight years.

In addition, effective January 16, 2018, the seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated November 17, 2017 to the
PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus and PIMCO Global Bond Portfolio (Unhedged) Advisor Class
Prospectus, each dated April 28, 2017, each as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the "Portfolio")

Effective January 16, 2018, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies between two and eight years.

In addition, effective January 16, 2018, the seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

(PIMCO Global Bond Portfolio (Unhedged) - Administrative Class) | (PIMCO Global Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies between two and eight years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

(PIMCO Global Bond Portfolio (Unhedged) - Institutional Class) | (PIMCO Global Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies between two and eight years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

(PIMCO Global Bond Portfolio (Unhedged) - Advisor Class and Class M) | (PIMCO Global Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies between two and eight years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).